iShares®

iShares Trust

Supplement dated September 9, 2015

to the Statement of Additional Information (“SAI”) dated August 1, 2015 for the

iShares iBonds Sep 2015 AMT-Free Muni Bond ETF (IBMD) (the “Fund”)

The information in this Supplement updates the information in, and should be read in conjunction with, the SAI for the Fund.

The Fund has liquidated effective September 8, 2015.

If you have additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.
IS-A-AMTF-0915

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